Derivative Financial Instruments - Disclosure of Derivative Financial Assets and Liabilities (Details) R / kg in Thousands, R in Millions	12 Months Ended
	Jun. 30, 2021 ZAR (R) oz R / kg	Jun. 30, 2020 ZAR (R)	Jun. 30, 2019 ZAR (R)	Apr. 01, 2020 oz
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	R 1,799	R 68
Non-current	328	50
Current	1,471	18
Derivative financial liabilities	(212)	(5,003)
Non-current	(6)	(879)
Current	(206)	(4,124)
Net derivative financial instruments	1,587	(4,935)
Unamortised day one net loss included above	(23)	(26)
Unrealised gains/(losses) included in other reserves	1,051	(3,395)	R (214)
Realised losses included in revenue	(2,296)	(1,397)	453
Unrealised gains/(losses) on gold contracts recognised in other comprehensive income	2,992	(5,211)	(351)
Gains/(losses) on derivatives	1,072	(1,403)	516
discontinuance of hedge accounting		(235)
Day one loss amortisation	(50)	(40)	(32)
Total gains/(losses) on derivatives	1,022	(1,678)	484
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	2,992	(5,211)
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	(2,992)	5,211
Rand Gold Hedging Contracts
Disclosure of detailed information about hedging instruments [line items]
Unrealised gains/(losses) included in other reserves	1,069	(3,053)
US$ Gold Hedging Contracts
Disclosure of detailed information about hedging instruments [line items]
Unrealised gains/(losses) included in other reserves	(18)	(342)
Rand Gold Hedging Contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	1,358	19
Non-current	279	10
Current	1,079	9
Derivative financial liabilities	(41)	(3,626)
Non-current	0	(717)
Current	(41)	(2,909)
Net derivative financial instruments	1,317	(3,607)
Unamortised day one net loss included above	(18)	(18)
Unrealised gains/(losses) included in other reserves		(3,053)
Realised losses included in revenue	(2,023)	(1,263)	453
Unrealised gains/(losses) on gold contracts recognised in other comprehensive income	2,999	(4,820)	(302)
Gains/(losses) on derivatives	0	0	0
discontinuance of hedge accounting		(235)
Day one loss amortisation	(42)	(34)	(31)
Total gains/(losses) on derivatives	(42)	(269)	(31)
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	2,999	(4,820)
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	R (2,999)	4,820
Nominal amount of hedging instrument (oz) | R / kg	309
US$ Gold Hedging Contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	R 48	8
Non-current	40	5
Current	8	3
Derivative financial liabilities	(73)	(356)
Non-current	0	(96)
Current	(73)	(260)
Net derivative financial instruments	(25)	(348)
Unamortised day one net loss included above	(5)	(8)
Unrealised gains/(losses) included in other reserves		(342)
Realised losses included in revenue	(273)	(134)	0
Unrealised gains/(losses) on gold contracts recognised in other comprehensive income	(7)	(391)	(49)
Gains/(losses) on derivatives	0	0	0
discontinuance of hedge accounting		0
Day one loss amortisation	(8)	(6)	(1)
Total gains/(losses) on derivatives	(8)	(6)	(1)
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	(7)	(391)
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	7	391
US$ silver contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	10	11
Non-current	9	5
Current	1	6
Derivative financial liabilities	(98)	(4)
Non-current	(6)	(1)
Current	(92)	(3)
Net derivative financial instruments	(88)	7
Unamortised day one net loss included above	0	0
Unrealised gains/(losses) included in other reserves	0	0
Realised losses included in revenue	0	0	0
Unrealised gains/(losses) on gold contracts recognised in other comprehensive income	0	0	0
Gains/(losses) on derivatives	(256)	6	13
discontinuance of hedge accounting		0
Day one loss amortisation	0	0	0
Total gains/(losses) on derivatives	(256)	6	13
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	0	0
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	0	0
Foreign exchange hedging contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	383	30
Non-current	0	30
Current	383	0
Derivative financial liabilities	0	(760)
Non-current	0	(65)
Current	0	(695)
Net derivative financial instruments	383	(730)
Unamortised day one net loss included above	0	0
Unrealised gains/(losses) included in other reserves	0	0
Realised losses included in revenue	0	0	0
Unrealised gains/(losses) on gold contracts recognised in other comprehensive income	0	0	0
Gains/(losses) on derivatives	1,217	(1,235)	554
discontinuance of hedge accounting		0
Day one loss amortisation	0	0	0
Total gains/(losses) on derivatives	1,217	(1,235)	554
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	0	0
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	0	0
Rand Gold Derivative Contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	0	0
Non-current	0	0
Current	0	0
Derivative financial liabilities	0	(257)
Non-current	0	0
Current	0	(257)
Net derivative financial instruments	0	(257)
Unamortised day one net loss included above	0	0
Unrealised gains/(losses) included in other reserves	0	0
Realised losses included in revenue	0	0	0
Unrealised gains/(losses) on gold contracts recognised in other comprehensive income	0	0	0
Gains/(losses) on derivatives	111	(174)	(51)
discontinuance of hedge accounting		0
Day one loss amortisation	0	0	0
Total gains/(losses) on derivatives	111	(174)	R (51)
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	0	0
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	R 0	0
Restructured hedge [Member] | Rand Gold Hedging Contracts
Disclosure of detailed information about hedging instruments [line items]
discontinuance of hedge accounting		R 187
Designated as hedging instrument | Rand Gold Derivative Contracts
Hedge effectiveness
Hedge ratio	1	1
Cash Flow Hedge No Longer Probable [Member] | Rand Gold Hedging Contracts
Disclosure of detailed information about hedging instruments [line items]
discontinuance of hedge accounting		R 48
Cash Flow Hedge No Longer Probable [Member]
Hedge effectiveness
Nominal amount of hedging instrument (oz) | oz				30,500
Cash flow hedges
Hedge effectiveness
Nominal amount of hedging instrument (oz) | oz				63,400
Cash flow hedges | US$ Gold Hedging Contracts
Hedge effectiveness
Nominal amount of hedging instrument (oz) | oz	73,000